Investments in unconsolidated entities - Summarized Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in unconsolidated entities
Total assets	$ 6,533.8	$ 6,413.8
Total liabilities	4,866.6	4,548.0
Income statement data:
Revenues	1,624.3	1,720.1	$ 1,457.8
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Investments in unconsolidated entities
Total assets	617.8	594.5
Total liabilities	76.3	47.6
Income statement data:
Revenues	59.4	72.7	55.4
Expenses	$ (96.5)	$ (30.2)	$ (25.1)